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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2006

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LUMINUS MANAGEMENT, LLC
Address: 1700 BROADWAY
         35TH FLOOR
         NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Segal
Title: Manager
Phone: (212) 615-3425

Signature, Place, and Date of Signing:


        /s/ Paul Segal             New York, New York                    5/12/06
          [Signature]                [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:   $511,766
                                          (thousands)

List of Other Included Managers:          NONE





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                      FORM 13F INFORMATION TABLE (03/31/06)

                                                                                                                COLUMN 8
          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7    VOTING AUTHORITY
---------------------------- -------------- --------- -------- --------------------- ---------- -------- ----------------------
                                                        VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT   OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X1000)    AMOUNT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ---------- ------ ----
Aquila Inc                   Common Stock   03840P102   31,266 7,836,120.00  SH      SOLE                 7,836,120      0    0
Cheniere Energy              Common Stock   16411R208    4,057   100,000.00  SH      SOLE                   100,000      0    0
CMS Energy Corp              Common Stock   125896100   57,537 4,443,000.00  SH      SOLE                 4,443,000      0    0
Constellation Energy Group I Common Stock   210371100   57,588 1,052,600.00  SH      SOLE                 1,052,600      0    0
El Paso Electric             Common Stock   283677854    1,881    98,800.00  SH      SOLE                    98,800      0    0
Entergy Corp                 Common Stock   29364G103   47,203   684,700.00  SH      SOLE                   684,700      0    0
Exelon Corp                  Common Stock   30161N101   58,031 1,097,000.00  SH      SOLE                 1,097,000      0    0
Mirant Corp                  Common Stock   60467R100    9,956   398,255.00  SH      SOLE                   398,255      0    0
NRG Energy Inc               Common Stock   629377508   51,546 1,139,900.00  SH      SOLE                 1,139,900      0    0
Puget Energy Inc             Common Stock   745310102   17,277   815,700.00  SH      SOLE                   815,700      0    0
Reliant Energy Inc.          Common Stock   75952B105   49,381 4,667,400.00  SH      SOLE                 4,667,400      0    0
Sempra Energy                Common Stock   816851109   18,928   407,400.00  SH      SOLE                   407,400      0    0
TXU Corp                     Common Stock   873168108   55,578 1,241,700.00  SH      SOLE                 1,241,700      0    0
Unisource Energy Corp        Common Stock   909205106   51,536 1,689,700.00  SH      SOLE                 1,689,700      0    0
                                                       -------                                           ----------
                                                       511,766                                           25,672,275
                                                       =======                                           ==========